Temporary Equity and Stockholders' Deficiency - Schedule of Fair Value Assumptions of Stock Option (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Risk free interest rate	2.43%	2.56%	2.96%	2.06%
Expected term (years)		5 years
Expected volatility	52.00%	43.50%	43.53%	42.30%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected term (years)	3 years 7 months 6 days		3 years 7 months 6 days	3 years 6 months
Maximum [Member]
Expected term (years)	5 years		5 years	4 years 6 months